Note 12 - Capital (Details Textual) $ in Thousands			12 Months Ended
	May 07, 2015 CAD ($) shares	May 07, 2015 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Statement Line Items [Line Items]
Number of shares outstanding at end of period			17,112,022	17,112,022
Equity units issued	4,820,000	4,820,000
Proceeds from equity units issued	$ 241,000	$ 202
Equity units issued, number of common shares per unit		1
Equity unit issued, number of warrants per unit		1
Equity units issued, number of common shares issuable per warrant		1
Weighted average share price | $	$ 0.05
Derivative financial liabilities, undiscounted cash flows | $		$ 189	$ 29	$ 67
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged | $		7
Share issue related cost | $		$ 6
Stock options arrangement, maximum percentage of common shares issuable			10.00%
Option life, share options granted			10
Stock option arrangement, number of shares available for grant			1,711,202
Stock option arrangement, expiration period			5
Bottom of range [member]
Statement Line Items [Line Items]
Stock option arrangement, award vesting period			2
Top of range [member]
Statement Line Items [Line Items]
Stock option arrangement, award vesting period			4